Subsequent Events (Details) - 12 months ended Dec. 31, 2021 $ in Thousands, ¥ in Millions	USD ($) m²	CNY (¥) m²
Subsequent Events (Details) [Line Items]
Total investment	$ 98,130	¥ 620
Total land area (in Square Meters)	266,800	266,800
Zibo [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage	51.00%	51.00%
Huiyang [Member]
Subsequent Events (Details) [Line Items]
Equity interest	12.50%	12.50%
Shenhe [Member]
Subsequent Events (Details) [Line Items]
Equity interest	12.50%	12.50%
Yilong Investment [Member]
Subsequent Events (Details) [Line Items]
Equity interest	4.00%	4.00%
Guangyao [Member]
Subsequent Events (Details) [Line Items]
Equity interest	10.00%	10.00%
Fuhe [Member]
Subsequent Events (Details) [Line Items]
Equity interest	5.00%	5.00%
Sunrise Guizhou [Member]
Subsequent Events (Details) [Line Items]
Equity interest	5.00%	5.00%